Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		92 Months Ended	12 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended			1 Months Ended
	Nov. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Warrant [Member]	Dec. 02, 2009 Series A Redeemable Convertible Preferred Stock [Member]	Jul. 10, 2008 Series A Redeemable Convertible Preferred Stock [Member]	Jun. 30, 2014 Series A Redeemable Convertible Preferred Stock [Member]	Jul. 29, 2010 Series A Redeemable Convertible Preferred Stock [Member]	Jul. 26, 2011 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock [Member]	Nov. 02, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Nov. 30, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Jun. 30, 2014 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Nov. 02, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Jan. 31, 2014 Series B Redeemable Convertible Preferred Stock [Member] Subsequent Event [Member]
Temporary Equity [Line Items]
Shares issued								162,076	307,942		243,111	243,111			201,613			410,557
Shares issued, aggregate cash receipt		$ 2,973,655	$ 1,374,905	$ 2,792,993	$ 1,348,550	$ 9,929,448		$ 996,427	$ 1,802,199		$ 1,494,640	$ 1,494,640			$ 1,348,549			$ 2,792,993
Shares issued, issuance cost								3,573	96,979		5,360	5,360			21,893			7,007
Shares issued, price per share								$ 6.17	$ 6.17		$ 6.17	$ 6.17									$ 6.82
Proceed from issuance of convertible debt					1,250,000
Convertible debt, interest rate					4.00%
Convertible debt, amount converted	1,278,922	240,000
Shares issued upon conversion of debt																187,673
Convertible debt, conversion rate	$ 6.82
Shares issued for future contract research services															91,642
Shares issued for future contract research services, value															625,000
Prepaid services					539,633															539,633
Warrants issued																		194,281	194,281
Warrants issued, exercise price																		0.01	0.01
Warrants issued, term																		5 years
Deemed dividend related to beneficial conversion feature of preferred stock		(2,214,911)		(691,812)		(691,812)												691,812
Exercise of Series B warrants, in shares																	194,281					194,281
Exercise of Series B warrants																	1,942					1,943
Fair value assumption, contractual term							5 years
Fair value assumption, volatility							86.00%
Fair value assumption, dividend yield							0.00%
Fair value assumption, risk-free interest rate							0.28%
Preferred stock, conversion price													$ 6.17					$ 6.82	$ 6.82
Preferred stock, automatic conversion trigger price													$ 18.51						$ 18.51
Cumulative cash dividends rate													8.00%						8.00%
Cumulative preferred stock dividends										$ 0			$ 2,114,818	$ 1,521,188			$ 0		$ 430,944	$ 45,596
Cumulative preferred stock dividends, per share										$ 0.00			$ 2.21	$ 1.59			$ 0.00		$ 0.48	$ 0.09
Preferred stock, redemption price													$ 6.17					$ 6.82	$ 6.82
Liquidation preference													$ 6.17					$ 6.82	$ 6.82